FINANCIAL ASSETS AND LIABILITIES - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total financial instruments		R$ 329,124	R$ (868,346)
Current assets		905,341	202,399
Non-current assets		2,893,987	2,344,400
Current liabilities		(2,504,117)	(1,250,520)
Non-current liabilities		(966,087)	(2,164,625)
Total		329,124	(868,346)
Mark-to-market income		1,972,859	(1,365,169)	R$ (6,489,668)
CSAN3 [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 1,817,821
The contracted value of CSAN3 shares with total return swap (in shares)		110,995,312
Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market income		R$ 1,073,657	83,390
Foreign exchange rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,453,896	369,814
Fair value		31,488	30,530
Foreign exchange rate derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[1]	1,042,896	6,716
Fair value	[1]	28,392	(147)
Foreign exchange rate derivatives [member] | FX option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		411,000	363,098
Fair value		3,096	30,677
Foreign exchange and interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		38,896,740	48,763,807
Fair value		1,301,110	(1,643,342)
Foreign exchange and interest rate risk [member] | Swap agreements (interest) [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[2]	6,453,930	7,209,400
Fair value	[2]	(364,783)	(10,686)
Foreign exchange and interest rate risk [member] | Swap agreements (interest and FX) [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[3]	20,195,459	18,260,969
Fair value	[3]	1,912,553	(1,546,736)
Foreign exchange and interest rate risk [member] | Forward agreements (interest and FX)
Disclosure of detailed information about financial instruments [line items]
Notional amount	[4]		8,985,594
Fair value	[4]		(939,559)
Foreign exchange and interest rate risk [member] | Swap agreements (interest and inflation)
Disclosure of detailed information about financial instruments [line items]
Notional amount	[2]	12,247,351	14,307,844
Fair value	[2]	(246,660)	853,639
Share price risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		6,485,530	20,484,273
Fair value		(996,316)	740,133
Share price risk [member] | Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[5]	1,817,821	1,775,341
Fair value	[5]	(1,073,657)	88,297
Share price risk [member] | Call Spread [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[4]	4,667,709	5,594,212
Fair value	[4]	77,341	366,296
Share price risk [member] | Collar (Vale Shares) [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			13,114,720
Fair value			285,540
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		21,174	28,494
Fair value		(7,158)	4,333
Commodity derivatives [member] | Forward contract - NDF
Disclosure of detailed information about financial instruments [line items]
Notional amount		21,174	28,494
Fair value		R$ (7,158)	R$ 4,333

[1]	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
[2]	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into post-fixed debt. In interest rate and inflation swap transactions, the Company positions itself as assets in the Índice Nacional de Preços ao Consumidor Amplo (“IPCA”) plus fixed interest and liabilities at a percentage of the CDI.
[3]	The Company and its subsidiary Rumo carry out interest rate and foreign exchange swap transactions, in which the companies position themselves as assets in US dollars plus fixed interest and liabilities at a percentage of the CDI.
[4]	The Company structured derivatives, to protect against price fluctuations in Vale's shares.
[5]	The Company entered into TRS derivative contracts with commercial banks. Through the TRS, with financial settlement, Cosan will receive the return on the variation in the price of CSAN3 shares, adjusted by dividends for the period, and will pay annual interest referenced to CDI plus spread. The equivalent contracted amount of CSAN3 shares with TRS was 110,995,312 shares, and the total initial value was R$1,817,821. On December 31, 2024, the result of the mark-to-market, recorded in the Company's financial expense, was R$1,073,657 (compared to financial income of R$83,390 on December 31, 2023).